Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions
Related party transactions
27.	Related party transactions

Related party transactions primarily related to the transactions with 58 Finance and Tencent, the natures and amounts of which have been disclosed in Note 7, Note 8 and Note 2(t), respectively. Other related party transactions, which were primarily with the Group’s investees, were insignificant for all periods presented.

As of December 31, 2018 and 2019, amounts due from/to related parties are summarized as below:

	As of December 31,
	2018	2019
	RMB	RMB
Amounts due from related parties, current
Tencent	167,963	133,201
58 Finance	82,725	339,415
Others	7,866	17,485
Total	258,554	490,101

Amounts due from related parties, non-current
58 Finance	491,656	191,055
Others	—	13,500
Total	491,656	204,555

Amounts due to related parties, current
Tencent	45,854	65,153
Others	10,758	33,655
Total	56,612	98,808

As of December 31, 2018 and 2019, the balances due from Tencent primarily included accounts receivables from Tenpay, which is a payment platform of Tencent. As of December 31, 2018 and 2019, the balances due to Tencent mainly related to payables for SMS cost and advertisement fees.

In 2019, 58 Finance (the “Borrower”) borrowed RMB400 million with an interest rate of 4.25% per annum and one-year maturity from a third party Chinese local commercial bank. The Group has provided guarantees for the RMB400 million loan and deposited and pledged a total amount of RMB417 million to that bank as collateral against the loan. The Borrower shall pay the Group RMB16 million guarantee service fees and reimburse the Group for any payment to the bank in case of its default on the loan.

According to ASC 460, the Group recognized guarantee liabilities amounting to RMB16 million which equals to the fair values of the guarantees at their inception. The guarantee liabilities were recorded as other current liabilities in the Group’s consolidated balance sheets. The Group adopted a rational amortization method over the life of the guarantee in the subsequent measurement and reduced the guarantee liability by recording a credit to net income. The Group recorded the RMB16 million guarantee service fees receivable as other current assets and the RMB417 million cash deposited and pledged to the bank as restricted cash-current, respectively in its consolidated balance sheets as of December 31, 2019. Net income for these guarantees for the year ended December 31, 2019 was immaterial to the consolidated financial statements.

As of December 31, 2018 and 2019, the balances due from the disposal of Finance Business have been disclosed in Note 8 and Note 10.